NOTE 6 - SHORT TERM DEBT (Details Narrative) (USD $)	3 Months Ended
	Mar. 31, 2013	Feb. 25, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Notes Outstanding			$ 1,072,750	$ 450,000
Notes Payable due to Related parties	61,000
Interest Rates			0.05	0.08
Notes Paid			570,000	200,000
Credit line - Bank		500,000
Notes Payable due to Related parties	10,000
Outstanding Balance		$ 90,000	$ 502,750	$ 250,000